650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

June 24, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington D.C. 20549

Mail Stop 6010

Attention: Mary Beth Breslin

Re:	HemoSense, Inc. Amendment No. 7 to Registration Statement on Form S-1 File No. 333-123705

Dear Ms. Breslin:

On behalf of HemoSense, Inc. (the “Company”), we are hereby filing pre-effective Amendment No. 7 to the Company’s Registration Statement on Form S-1 (“Amendment No. 7”). Amendment No. 7 is being filed to disclose receipt of a letter from Beckman Coulter inviting the Company to take a license under one of its patents, and the Company’s belief that no such license is necessary.

We would very much appreciate the Staff’s prompt review of Amendment No. 7. Should you have any questions or additional comments, please contact me at (650) 320-4872.

Sincerely,

Wilson Sonsini Goodrich & Rosati

Professional Corporation

/s/ David J. Saul

David J. Saul